Mortgage Loans held for Sale	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Beeline Financial Holdings Inc [Member]
Mortgage Loans held for Sale

NOTE 4 – MORTGAGE LOANS HELD FOR SALE

Beeline sells substantially all of its originated mortgage loans to investors. As of September 30, 2024 and December 31, 2023, Beeline recognized an allowance for estimated fair value on the eventual sales of loans.

	September 30, 2024	December 31, 2023
Mortgage loans held for sale	$6,116,847	$2,267,596
Fair value adjustment	154,704	33,416
Mortgage loans held for sale, at fair value	$6,271,551	$2,301,012

BEELINE FINANCIAL HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENT

September 30, 2024

(Unaudited)

NOTE 4 – MORTGAGE LOANS HELD FOR SALE

Beeline sells substantially all of its originated mortgage loans to investors. At December 31, 2023 and 2022, Beeline adjusted its loan balance to estimated fair value based on the eventual sales of loans.

	2023	2022
Mortgage loans held for sale	$2,267,596	$3,104,591
Fair value adjustment	33,416	(81,622)
Mortgage loans held for sale, at fair value	$2,301,012	$3,022,969